Income Taxes (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Hong Kong [Member]
Income Taxes (Details) - Schedule of income tax expense [Line Items]
Current tax	$ (840)	$ 2,433
China [Member]
Income Taxes (Details) - Schedule of income tax expense [Line Items]
Current tax	768,717	1,950,407
Deferred tax	221,039	552,005
Total	$ 988,916	$ 2,504,845